Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Financial Instruments
Schedule of notional amounts and fair values of derivatives outstanding

	Successor
	December 31, 2014
	Liability Derivatives
(Dollars in thousands)	Notional Value	Fair Value
Derivatives not qualifying for hedge accounting:
Interest rate swap agreements(a)	$51,630	$1,281

		$1,281

(a)	Converts floating interest rate debt into fixed rate debt.

	Predecessor
	December 31, 2013
	Liability Derivatives
(Dollars in thousands)	Notional Value	Fair Value
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$191,329	$8,348

		$8,348

(a)	Converts floating interest rate debt into fixed rate debt.

Schedule of effect of derivatives recorded in Interest expense and Other expenses

	Amount of Gain or (Loss) Recognized in Income on Derivatives
	Successor	Predecessor(a)
	Period beginning February 5, 2014 and ending December 31, 2014		Years Ended December 31,
		Period beginning January 1, 2014 and ending May 13, 2014

			2013	2012
(Dollars in thousands)
Derivatives designated as cash flow hedges:
Ineffectiveness of interest rate swap agreements(b)	$—	$(12)	$(53)	$(82)
Derivatives not designated as a hedge:
Interest rate cap agreements	—	—	61	558
Interest rate swap agreements	4,293	—	—	—
Reconciliation to Consolidated Statements of Operations:
Reclassification of amounts de-designated as hedges recorded in AOCI	—	(416)	(1,130)	(1,130)

Effect from derivatives	$4,293	$(428)	$(1,122)	$(654)

(a)	All components of each derivative's gain or loss were included in the assessment of effectiveness.
(b)	Amounts were presented as Interest rate swap agreements in the Predecessor financial statements.

Predecessor
Derivative Financial Instruments
Schedule of gain (loss) recorded in OCI related to derivative instruments

	Predecessor
		Years Ended December 31,
	Period beginning January 1, 2014 and ending May 13, 2014
Gain (Loss) (Dollars in thousands)		2013	2012
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)	$2,752	$11,318	$9,290
Amortization of balances of de-designated hedges and other adjustments	416	1,130	1,130
Income tax effect	(1,118)	(4,394)	(3,588)

Net changes in cash flow hedges, net of taxes	$2,050	$8,054	$6,832

(a)

Includes the following amounts for the following periods:

Period beginning January 1, 2014 and ending May 13, 2014 and the years ended December 31, 2013 and 2012 : (i) effective portion of the unrealized loss on derivative position recorded in OCI of $(93), $(677), and $(8,422) respectively; and (ii) amounts reclassified from AOCI into interest expense when cash payments were made or received on qualifying cash flow hedges of $2,845, for the period beginning January 1, 2014 and ending May 13, 2014.